AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 11, 2001

                                                       REGISTRATION NO. 33-49227
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 8
                                       TO
                                    FORM S-6
                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                         ------------------------------

A. EXACT NAME OF TRUST:
                             DEFINED ASSET FUNDS--
                             CORPORATE INCOME FUND
                          MONTHLY PAYMENT SERIES--311

B. NAME OF DEPOSITORS:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                              UBS PAINEWEBBER INC.
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                         7 WORLD TRADE
      INCORPORATED                                       CENTER--40TH FLOOR
   DEFINED ASSET FUNDS                                   NEW YORK, NY 10048
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051

  PRUDENTIAL SECURITIES      UBS PAINEWEBBER INC.     DEAN WITTER REYNOLDS INC.
      INCORPORATED            1285 AVENUE OF THE           TWO WORLD TRADE
   ONE NEW YORK PLAZA              AMERICAS              CENTER--59TH FLOOR
   NEW YORK, NY 10292         NEW YORK, NY 10019         NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.        7 WORLD TRADE CENTER
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10048
                                  COPIES TO:
   LEE B. SPENCER, JR.       NORA M. JORDAN, ESQ.        DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA        450 LEXINGTON AVENUE     DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292         NEW YORK, NY 10017           TWO WORLD TRADE
                                                         CENTER--59TH FLOOR
                                                         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2001.

Check box if it is proposed that this filing will become effective on April 11, 2001 pursuant to paragraph (b) of Rule 485. /X/
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                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           CORPORATE INCOME FUND
                           MONTHLY PAYMENT SERIES--311
                           (A UNIT INVESTMENT TRUST)

                           -  PORTFOLIO OF LONG TERM CORPORATE BONDS
                           -  DESIGNED FOR HIGH CURRENT INCOME
                           -  MONTHLY INCOME DISTRIBUTIONS
                           -  U.S. TAX EXEMPT FOR MANY FOREIGN HOLDERS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
UBS PAINEWEBBER INC.       representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated April 20, 2001.

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Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $195 billion sponsored over the last 30 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, JANUARY 31, 2001.

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary...............................    3
What You Can Expect From Your Investment..........    6
  Monthly Income..................................    6
  Return Figures..................................    6
  Records and Reports.............................    6
The Risks You Face................................    7
  Interest Rate Risk..............................    7
  Call Risk.......................................    7
  Reduced Diversification Risk....................    7
  Liquidity Risk..................................    7
  Concentration Risk..............................    7
  Bond Quality Risk...............................    7
  Litigation Risk.................................    8
Selling or Exchanging Units.......................    8
  Sponsors' Secondary Market......................    8
  Selling Units to the Trustee....................    8
  Exchange Option.................................    9
How The Fund Works................................    9
  Pricing.........................................    9
  Evaluations.....................................    9
  Income..........................................    9
  Expenses........................................    9
  Portfolio Changes...............................   10
  Fund Termination................................   10
  Certificates....................................   11
  Trust Indenture.................................   11
  Legal Opinion...................................   12
  Auditors........................................   12
  Sponsors........................................   12
  Trustee.........................................   12
  Underwriters' and Sponsors' Profits.............   12
  Public Distribution.............................   13
  Code of Ethics..................................   13
Taxes.............................................   13
Supplemental Information..........................   14
Financial Statements..............................  D-1

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RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks high current interest income by investing in a fixed portfolio consisting primarily of corporate bonds.

 2. WHAT ARE CORPORATE BONDS?
   Corporate bonds are bonds issued by companies, governments or other institutions to raise money to use in their business or to fund their activities. In return, they pay a fixed rate of interest and principal at maturity.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 10 long-term corporate bonds with a current aggregate face amount of $10,610,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed.

 - When the bonds were initially deposited (February 12, 1993), they were rated A or better by Standard & Poor's, Moody's or Fitch. THE CREDIT QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

   The Portfolio consists of corporate bonds of the following types of issuers:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
-Consumer Goods                                            8%
-Corporate Utilities                                      57%
-Financial Institutions                                   13%
-Natural Resources                                        10%
-Retailing                                                12%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in corporate utility bonds, adverse developments in this industry may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want current monthly income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements or if you cannot tolerate any risk.

                              DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day each
month):
Regular Monthly Income per unit:                    $5.23
Annual Income per unit:                             $62.77
RECORD DAY: 10th day of each month
THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE; ACTUAL
PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of $1,000
invested)                                           3.50%

   Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per Unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        3.50%
$100,000 to $249,999                                      3.25%
$250,000 to $499,999                                      3.00%
$500,000 to $999,999                                      2.75%
$1,000,000 and over                                       2.50%

Maximum Exchange Fee                                      2.50%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.58
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.45
Evaluator's Fee                                      $0.27
Other Operating Expenses                             $0.23
                                                     -----
TOTAL                                                $1.53

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR MONTHLY PAYMENT SERIES OF CORPORATE INCOME FUND, WHICH HAD THE SAME INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS AS THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Monthly Payment Series were offered after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                 WITH SALES FEE               NO SALES FEE
            1 YEAR  5 YEARS  10 YEARS  1 YEAR   5 YEARS  10 YEARS
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High        12.57%   4.78%     7.87%   16.56%    5.95%     8.47%
Average      6.28    4.14      7.79    10.03     5.30      8.36
Low          2.64    3.49      7.75     6.28     4.64      8.26
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Average
Sales fee    3.35%   5.77%     5.54%
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NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $824.62
(as of January 31, 2001)

   Unit price is based on the net asset value of the Fund plus the up-front sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly. Interest on the bonds in this Fund is subject to federal income taxes for U.S. investors, but if you are a non-U.S. investor, your interest may be exempt from U.S. federal income taxes, including withholding taxes.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your monthly income in cash unless you choose to compound your income by reinvesting at no sales fee in the Corporate Fund Investment Accumulation program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will be subject to U.S. federal income taxes for both U.S. and foreign investors. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual  -     Estimated
Interest Income      Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be "concentrated" in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in corporate utility bonds, including telecommunications bonds:

  - payment for these bonds depends on rates that the utility companies may charge, the demand for their services and their operating costs;
  - electric utilities face pressure to keep rates low, which may make it difficult to recover investments in generating plant;
  - utilities generally are sensitive to costs and availability of fuel;
  - some electric utilities are subject to the risks of the nuclear industry;
  - telecommunications companies are extensively regulated and the industry is increasingly competitive; and
  - the rate of technological innovation has a major impact on telecommunications companies.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

LITIGATION RISK

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 30 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 2.50%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered bonds has ranged from 0.25% of face amount on actively traded issues to 1.5% on inactively traded issues; the difference has averaged between 0.5% and 1%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit or certain other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the

Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent auditors, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
7 World Trade Center--40th Floor,
New York, NY 10048
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
UBS PAINEWEBBER INC. (an indirect subsidiary of UBS AG and an affiliate of UBS Warburg LLC)
1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the

Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Fund expenses, but only to the extent that such amount, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Fund expenses will be limited further if your adjusted gross income exceeds a specified amount currently $132,950 ($66,475 for a married person filing separately).

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will not be subject to U.S. federal income tax, including withholding tax, on the interest or gain on a bond issued after July 18, 1984 if you meet certain requirements, including the certification of foreign status and other matters. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          DEFINED ASSET FUNDS - CORPORATE INCOME FUND,
          MONTHLY PAYMENT SERIES - 311

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders of Defined Asset Funds - Corporate Income Fund, Monthly Payment Series - 311:

          We have audited the accompanying statement of condition of Defined Asset Funds - Corporate Income Fund, Monthly Payment Series - 311, including the portfolio, as of January 31, 2001 and the related statements of operations and of changes in net assets for the years ended January 31, 2001, 2000 and 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at January 31, 2001, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Corporate Income Fund, Monthly Payment Series - 311 at January 31, 2001 and the results of its operations and changes in its net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.



          DELOITTE & TOUCHE LLP

          New York, N.Y.
          March 16, 2001


                                     D - 1.

     DEFINED ASSET FUNDS - CORPORATE INCOME FUND,
     MONTHLY PAYMENT SERIES - 311


     STATEMENT OF CONDITION
     As of January 31, 2001

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 10,804,966)(Note 1) ........                                                 $10,273,268
       Accrued interest................................                                                     259,349
       Cash - income ..................................                                                      22,229
       Cash - principal ...............................                                                          96
                                                                                                      -------------
         Total trust property .........................                                                  10,554,942


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    71,854
       Accrued Sponsors' fees .........................                                        481           72,335
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       12,910 units of fractional undivided
          interest outstanding (Note 3) ...............                                 10,273,364

       Undistributed net investment income ............                                    209,243      $10,482,607
                                                                                     -------------    =============

     UNIT VALUE ($ 10,482,607 / 12,910 units)..........                                                 $    811.98
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 2.

     DEFINED ASSET FUNDS - CORPORATE INCOME FUND,
     MONTHLY PAYMENT SERIES - 311


     STATEMENTS OF OPERATIONS

                                                                Years Ended January 31,
                                                          2001            2000            1999
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   856,937      $   955,035       $ 1,128,822
       Trustee's fees and expenses ............        (14,409)         (15,638)          (17,023)
       Sponsors' fees .........................         (6,108)          (6,023)           (6,300)
                                                   ----------------------------------------------
       Net investment income ..................        836,420          933,374         1,105,499
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........        (60,927)         (13,821)          113,654
       Unrealized appreciation (depreciation)
         of investments .......................        317,250       (1,880,081)           11,688
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........        256,323       (1,893,902)          125,342
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $ 1,092,743      $  (960,528)      $ 1,230,841
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 3.

     DEFINED ASSET FUNDS - CORPORATE INCOME FUND,
     MONTHLY PAYMENT SERIES - 311


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                Years Ended January 31,
                                                          2001            2000            1999
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   836,420      $   933,374       $ 1,105,499
       Realized gain (loss) on
         securities sold or redeemed ..........        (60,927)         (13,821)          113,654
       Unrealized appreciation (depreciation)
         of investments .......................        317,250       (1,880,081)           11,688
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............      1,092,743         (960,528)        1,230,841
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (836,818)        (935,890)       (1,113,216)
       Principal ..............................        (44,540)        (100,585)       (1,949,981)
                                                   ----------------------------------------------
       Total distributions ....................       (881,358)      (1,036,475)       (3,063,197)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............        (15,361)         (25,631)          (37,532)
       Redemption amounts - principal .........       (744,573)      (1,410,487)       (2,261,197)
                                                   ----------------------------------------------
       Total share transactions ...............       (759,934)      (1,436,118)       (2,298,729)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (548,549)      (3,433,121)       (4,131,085)

     NET ASSETS AT BEGINNING OF YEAR ..........     11,031,156       14,464,277        18,595,362
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $10,482,607      $11,031,156       $14,464,277
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     62.81      $     63.19       $     67.07
                                                   ==============================================
       Principal distributions during
         year .................................    $      3.45      $      6.92       $    113.95
                                                   ==============================================
       Net asset value at end of
         year .................................    $    811.98      $    794.69       $    928.21
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            971            1,702             2,392
       Outstanding at end of year .............         12,910           13,881            15,583
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 4.

     DEFINED ASSET FUNDS - CORPORATE INCOME FUND,
     MONTHLY PAYMENT SERIES - 311


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL


          Cost of 12,910 units at Date of Deposit .....................                                 $13,707,238
          Less sales charge ..........................................                                      616,828
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                   13,090,410
          Redemptions of units - net cost of 12,090 units redeemed
            less redemption amounts (principal).......................                                      831,807
          Realized loss on securities sold or redeemed ...............                                     (188,457)
          Principal distributions ....................................                                   (2,928,698)
          Net unrealized depreciation of investments..................                                     (531,698)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $10,273,364
                                                                                                         ===========

    4.    INCOME TAXES

          As of January 31, 2001, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $531,698, of which $6,914 related to appreciated securities and $538,612 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $10,804,966 at January 31, 2001.


                                     D - 5.

     DEFINED ASSET FUNDS - CORPORATE INCOME FUND,
     MONTHLY PAYMENT SERIES - 311



     PORTFOLIO
     As of January 31, 2001


                                       Rating of Issues(1)
                                       -------------------

                                                  Standard
                                       Moody's    & Poor's                                         Optional
    Portfolio No. and Title of         Investor's Corpora-      Face                              Redemption
           Securities                  Service    tion          Amount    Coupon   Maturities(3) Provisions(3)    Cost      Value(2)
           ----------                  -------------------   ----------- --------  -----------   ------------  ----------  ---------

 1  BellSouth Telecommunications Inc.,      AA2        AA-  $ 1,080,000    7.875%    2032         08/01/22   $ 1,115,370 $ 1,086,520
    Debentures                                                                                    @ 100.000

 2  CIGNA Corp., Notes                      A3         NR     1,370,000    8.300     2023         None         1,431,993   1,419,291


 3  Dillard Department Stores, Debentures   Baa3       BBB-   1,250,000    7.875     2023         None         1,289,688     928,779


 4  Florida Power and Light  Co., First     Aa3        AA-    1,540,000    7.750     2023         None         1,546,545   1,511,122
    Mtge. Bonds

 5  Fortune Brands Inc., Debentures         A2         A        865,000    7.875     2023         None           879,705     879,100


 6  Kimberly-Clark, Debentures              Aa2        AA     1,065,000    7.875     2023         02/01/12     1,096,683   1,099,516
                                                                                                  @ 100.000

 7  New York Telephone Co., Debentures      A1         A+       675,000    7.625     2023         02/01/13       674,494     678,575
                                                                                                  @ 100.000

 8  Pacific Bell Telephone Company,         Aa3        AA-      135,000    7.500     2033         None           132,604     132,165
    Debentures

 9  Potomac Edison Co., First Mtge. Bonds   A1         A+     1,195,000    8.000     2022         12/01/12     1,251,165   1,204,564
                                                                                                  @ 100.000

10  Virginia Elec. and Pwr. Co., First and  A2         A      1,440,000    7.250     2023         None         1,386,719   1,333,636
    Rfdg. Mtge. Bonds

                                                             ----------                                       ----------  ----------
                                                            $10,615,000                                      $10,804,966 $10,273,268
                                                             ==========                                       ==========  ==========

                             See Notes to Portfolio.


                                     D - 6.

     DEFINED ASSET FUNDS - CORPORATE INCOME FUND,
     MONTHLY PAYMENT SERIES - 311


     NOTES TO PORTFOLIO
     As of January 31, 2001

    (1) "NR" if applicable, indicates that this security is not currently rated by the indicated rating service. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.


                                     D - 7.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         CORPORATE INCOME FUND
Request the most                         MONTHLY PAYMENT SERIES--311
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-49227) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2295).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14414--4/01

                             DEFINED ASSET FUNDS--
                             CORPORATE INCOME FUND
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to Post Effective Amendment No. 6 to the Registration Statement of Corporate Income Fund, Monthly Payment Series 315, 1933 Act File No. 33-49755).

    1.11.2-- Corporate Income Fund Code of Ethics (incorporated by reference to
            Exhibit 1.11.2 to Post Effective Amendment No. 6 to the Registration Statement of Corporate Income Fund, Monthly Payment Series 315, 1933 Act File No. 33-49755).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Post-Effective Amendment No. 1 to the Registration Statement of Corporate Income Fund, Intermediate Term Series--54, 1933 Act File No. 33-57973).

                             DEFINED ASSET FUNDS--
                             CORPORATE INCOME FUND
                          MONTHLY PAYMENT SERIES--311

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--CORPORATE INCOME FUND, MONTHLY PAYMENT SERIES--311, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 11TH DAY OF APRIL, 2001.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of UBS PaineWebber Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                              UBS PAINEWEBBER INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of UBS             under
  PaineWebber Inc.:                         the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON

     By ROBERT E. HOLLEY
       (As authorized signatory for
       UBS PaineWebber Inc.
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553, 333-89005,
                                            333-39302 and 333-53964

     BRUCE F. ALONSO
     STEPHEN S. CRAWFORD
     JAMES F. HIGGINS
     JOHN J. MACK
     DONALD G. KEMPF, JR.
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     ROBERT G. SCOTT
     JOSEPH G. SINISCALCHI

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)